Unaudited Condensed Consolidated Interim Statements of Cash Flows € in Millions	9 Months Ended
	Sep. 30, 2020 EUR (€)	Sep. 30, 2019 EUR (€)
Cash flows from operating activities
Profit	€ 166.4	€ 107.7
Adjustments for:
Exceptional items	27.3	49.9
Share based payment expense and related employer payroll tax expense	5.3	11.1
Depreciation and amortization	51.6	50.0
Adjustments for gain (loss) on disposals, property, plant and equipment	0.1	0.2
Finance costs	44.2	48.0
Taxation	48.7	41.2
Operating cash flow before changes in working capital, provisions and net of acquisitions	343.6	308.1
Increase in inventories	(43.7)	(49.8)
Decrease in trade and other receivables	12.1	16.2
Increase/(decrease) in trade and other payables	52.5	(66.8)
Increase in employee benefits and other provisions	1.9	4.3
Cash generated from operations before tax and exceptional items	366.4	212.0
Cash flows relating to exceptional items	(3.3)	(7.6)
Tax paid	(41.8)	(28.9)
Net cash generated from operating activities	321.3	175.5
Cash flows from investing activities
Purchase of subsidiaries, net of cash acquired	(1.0)	(1.5)
Purchase of property, plant and equipment and intangibles	(37.3)	(29.4)
Other inflows (outflows) of cash, classified as investing activities	25.2	(25.0)
Cash used in investing activities	(13.1)	(55.9)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	0.6	353.7
Share issuance costs	0.0	(11.1)
Repurchase of ordinary shares	(479.8)	0.0
Payments related to shares withheld for tax	(18.5)	(0.9)
Issuance of new loan principal	0.0	1.7
Repayments of loan principal	(11.7)	(22.0)
Payment of lease liabilities	(16.0)	(16.0)
Interest paid	(34.4)	(33.1)
Interest received	0.6	1.9
Other financing cash flows	(4.5)	(0.1)
Net cash provided by financing activities	(563.7)	274.1
Net increase in cash and cash equivalents	(255.5)	393.7
Cash and cash equivalents at beginning of period	552.3
Cash and cash equivalents at beginning of period	826.1	327.6
Effect of exchange rate fluctuations	(17.0)	0.2
Cash and cash equivalents at end of period	€ 552.3	€ 721.5